UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------------
   This Amendment (Check only one.):    [_]  is a restatement.
                                        [_]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      SC-BVI Partners
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Address:   747 Third Avenue
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           27th Floor
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           New York, NY  10017
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Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Neil H. Koffler
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Title:     Vice President of Managing Partner
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Phone:     (212)888-9100
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Signature, Place, and Date of Signing:

/s/ Neil H. Koffler             New York, NY              November 14, 2007
---------------------------    --------------------       ----------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              47
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Form 13F Information Table Value Total:              $23,708
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                                                (thousands)


List of Other Included Managers:

                                            NONE



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                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2007

[PART 1 OF 2]

                                                         ITEM 4:     ITEM 5:
                               ITEM 2:       ITEM 3:      Fair       Shares or
                ITEM 1:        Title of      Cusip        Market     Principal
            Name of Issuer      Class        Number       Value       Amount
--------------------------------------------------------------------------------------
Abitibi Price Inc               Common      003924107     194,670     111,240 SH
Ambase Corp.                    Common      023164106      84,210     200,499 SH
Arizona Star Resources Corp     Common      04059G106     902,413      65,630 SH
Berkeley Tech Inc.              Sponsored
                                 ADR        08437M107     160,222     246,495 SH
Bowater Inc                     Common      102183100     165,910      11,120 SH
Cadus Pharmaceutical Corp       Common      127639102     164,999      90,659 SH
Capital Gold Corp               Common      14018Y106     698,778   1,455,788 SH
Capital Gold Corp               Common      14018Y106      17,864     166,667 Warrants
Capital Southwest Corporation   Common      140501107   3,293,160      26,826 SH
CGX Energy Inc                  Common      125405100     203,023     103,780 SH
Chaus Bernard                   Common      162510200     114,505     184,685 SH
Chief Consolidated Mining Co.   Common      168628105      58,795     235,180 SH
Claude Resources Inc            Common      182873109     325,127     222,510 SH
Coalcorp Mining Inc             Common      190135103       7,844      30,000 Warrants
Coalcorp Mining Inc             Common      190135103     352,649     107,677 SH
Concord Camera Corp             Common      206156200     134,400      45,405 SH
Crystallex                      Common      22942F101     141,065      44,500 SH
Defiant Resources Corp          Common      24477C107     503,088     322,090 SH
Dundee Precious Metals Inc      Common      265269209     548,247      66,755 SH
ECC Capital Corp                Common      26826M108     564,571   2,258,284 SH
Excapsa Software Inc            Common      30066E107     751,437   3,212,589 SH
Handelman co.                   Common      410252100     102,143      33,380 SH
Heico Corp                      Common
                                 - Class A  422806208   4,202,800     106,400 SH
Hollinger Inc                   Common      43556C606      51,749     102,706 SH
Levitt Corp                     Common      52742P108     894,450     445,000 SH
Liberty Homes Inc.              Common
                                 - Class A  530582204      70,488      19,580 SH
Liberty Homes Inc.              Common
                                 - Class B  530582303      36,490       8,900 SH
Limoneira Co                    Common      532746104     133,500         445 SH
Loon Energy Inc                 Common      543921100     691,290   1,124,593 SH
Mcrae Industries                Common      582757209     122,379       9,167 SH
MDU Communication Int'l Inc     Common      582828109     990,804   1,238,505 SH
Medoro Resources Ltd            Common      58503R209      68,387     111,253 SH
Nevsun Resources Ltd            Common      64156L101      97,530      55,623 SH
Next Inc.                       Common      65336T104      20,470      88,998 SH
Oakwood Homes                   Common      674098207         319      22,784 SH
Petrofalcon Corp                Common      716474101     729,831   1,034,640 SH
Quanta Capital Holdings         Common      B0147K9 US  2,875,856   1,065,132 SH
Shermen WSC Acquisition         Common      824197115      17,946      49,850 Warrants
Sielox, Inc.                    Common      82620E107     188,716     608,760 SH
Silk Road Resources             Common      827101106      93,596      68,800 SH
Simon Worldwide Inc.            Common      828815100      52,065     133,500 SH
Sunridge Gold Corp              Common      86769Q102     428,741     283,641 SH
Transworld Corp                 Common      89336R207     923,238     216,215 SH
Truestar Petroleum Corp         Common      897867107       3,775      93,664 SH
Wellman Inc                     Common      949702104     240,264     100,110 SH
Westmoreland Coal Co            Common      960878106     886,885      44,500 SH
Westwood One Inc.               Common      961815107     397,623     144,590 SH

[PART 2 OF 2]
                                             ITEM 6:                                      ITEM 8:
                                      INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                            (b)Shares    (c)       ITEM 7:
                ITEM 1:                     as Defined   Shared   Managers
            Name of Issuer       (a)Sole    in Instr.V   Other    See Instr.V  (a)Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------
Abitibi Price Inc                 111,240         --       --         --         111,240     --         --
Ambase Corp.                      200,499         --       --         --         200,499     --         --
Arizona Star Resources Corp        65,630         --       --         --          65,630     --         --
Berkeley Tech Inc.
                                  246,495         --       --         --         246,495     --         --
Bowater Inc                        11,120         --       --         --          11,120     --         --
Cadus Pharmaceutical Corp          90,659         --       --         --          90,659     --         --
Capital Gold Corp               1,455,788         --       --         --       1,455,788     --         --
Capital Gold Corp                 166,667         --       --         --         166,667     --         --
Capital Southwest Corporation      26,826         --       --         --          26,826     --         --
CGX Energy Inc                    103,780         --       --         --         103,780     --         --
Chaus Bernard                     184,685         --       --         --         184,685     --         --
Chief Consolidated Mining Co.     235,180         --       --         --         235,180     --         --
Claude Resources Inc              222,510         --       --         --         222,510     --         --
Coalcorp Mining Inc                30,000         --       --         --          30,000     --         --
Coalcorp Mining Inc               107,677         --       --         --         107,677     --         --
Concord Camera Corp                45,405         --       --         --          45,405     --         --
Crystallex                         44,500         --       --         --          44,500     --         --
Defiant Resources Corp            322,090         --       --         --         322,090     --         --
Dundee Precious Metals Inc         66,755         --       --         --          66,755     --         --
ECC Capital Corp                2,258,284         --       --         --       2,258,284     --         --
Excapsa Software Inc            3,212,589         --       --         --       3,212,589     --         --
Handelman co.                      33,380         --       --         --          33,380     --         --
Heico Corp
                                  106,400         --       --         --         106,400     --         --
Hollinger Inc                     102,706         --       --         --         102,706     --         --
Levitt Corp                       445,000         --       --         --         445,000     --         --
Liberty Homes Inc.
                                   19,580         --       --         --          19,580     --         --
Liberty Homes Inc.
                                    8,900         --       --         --           8,900     --         --
Limoneira Co                          445         --       --         --             445     --         --
Loon Energy Inc                 1,124,593         --       --         --       1,124,593     --         --
Mcrae Industries                    9,167         --       --         --           9,167     --         --
MDU Communication Int'l Inc     1,238,505         --       --         --       1,238,505     --         --
Medoro Resources Ltd              111,253         --       --         --         111,253     --         --
Nevsun Resources Ltd               55,623         --       --         --          55,623     --         --
Next Inc.                          88,998         --       --         --          88,998     --         --
Oakwood Homes                      22,784         --       --         --          22,784     --         --
Petrofalcon Corp                1,034,640         --       --         --       1,034,640     --         --
Quanta Capital Holdings         1,065,132         --       --         --       1,065,132     --         --
Shermen WSC Acquisition            49,850         --       --         --          49,850     --         --
Sielox, Inc.                      608,760         --       --         --         608,760     --         --
Silk Road Resources                68,800         --       --         --          68,800     --         --
Simon Worldwide Inc.              133,500         --       --         --         133,500     --         --
Sunridge Gold Corp                283,641         --       --         --         283,641     --         --
Transworld Corp                   216,215         --       --         --         216,215     --         --
Truestar Petroleum Corp            93,664         --       --         --          93,664     --         --
Wellman Inc                       100,110         --       --         --         100,110     --         --
Westmoreland Coal Co               44,500         --       --         --          44,500     --         --
Westwood One Inc.                 144,590         --       --         --         144,590     --         --